Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	June 30, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$73,797	$73,797	$54,493	$54,493
Restricted cash	$6,849	$6,849	$6,669	$6,669
Investments in available-for-sale securities	$19,274	$19,274	$15,099	$15,099
Ship mortgage notes and premium	$671,712	$666,235	$671,810	$657,860
Other long-term debt, net of deferred finance costs	$434,056	$454,277	$470,192	$492,522
Loans receivable from affiliates	$11,464	$11,464	$7,791	$7,791

Fair Value of Financial Instruments measured on a Non-Recurring Basis

	Fair Value Measurements at June 30, 2015 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$73,797	$73,797	$—		$—
Restricted cash	$6,849	$6,849	$—		$—
Ship mortgage notes	$666,235	$666,235	$—		$—
Other long-term debt(1)	$454,277	$—	$454,277	(1)	$—
Loans receivable from affiliates	$11,464	$—	$11,464	(1)	$—

	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Loans receivable from affiliates	$7,791	$—	$7,791	(1)	$—

(1	)The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

Fair Value of Financial Instruments measured on a Recurring Basis

	Fair Value Measurements as of June 30, 2015 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$19,274	$19,274	$—	$—

	Fair Value Measurements as of December 31, 2014 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$15,099	$15,099	$—	$—